Segment reporting - Noncurrent assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	$ 363,510	$ 280,841
Belgium
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	359,122	275,620
United States
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	1,893	2,325
Japan
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	2,332	2,763
Germany
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	149	130
France
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	7	$ 4
ITALY
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	$ 7